The Company (Details Narrative) - USD ($)							3 Months Ended						9 Months Ended		12 Months Ended
	Dec. 14, 2023	Jun. 16, 2023	Jun. 05, 2023	Oct. 12, 2022	Oct. 15, 2021	Oct. 12, 2021	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Reverse stock split	1-for-8 reverse stock split		1-for-30 reverse stock split			On October 12, 2021, an amendment to our certificate of incorporation for a reverse split of the Company’s outstanding common stock at a ratio of 1 for 2.5 became effective
Accumulated deficit							$ 79,359,073						$ 79,359,073		$ 71,960,227	$ 70,475,607
Operating expenses													5,100,000		8,800,000
Net cash used in operating activities													7,537,889	$ 1,616,122	3,566,913	1,228,586
Proceeds from sale of common stock in public offering, net of offering costs		$ 4,500,000		$ 4,454,000									4,452,163		4,429,860	6,858,843
Net loss							1,919,709	$ 1,769,238	$ 3,709,899	$ 1,219,277	$ 469,304	$ 689,499	7,398,846	$ 2,378,080	1,484,620	1,610,685
Cash							$ 4,452,586						4,452,586		$ 7,538,312	$ 6,675,365
Clinical study expense													5,900,000
FDA Spine Interbody Fusion [Member]
Subsidiary, Sale of Stock [Line Items]
Additional clinical study expense													$ 27,000,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of common stock in public offering, net of offering costs				$ 5,100,000	$ 6,858,843